Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits Included in Uncertain Tax Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
As of the beginning of the year	$ 211	$ 244	$ 208
Increases in tax positions for the current year	6	0	0
Increases in tax positions for prior years	42	37	85
Decreases in tax positions for prior years	(19)	(54)	(48)
Decreases due to settlements	(33)	(16)	(1)
As of the end of the year	207	211	244
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate	237	230	264
Total amount of interest and penalties recognized in the consolidated statements of operations	6	(1)	11
Total amount of interest and penalties recognized in the consolidated balance sheets	$ 61	$ 55	$ 56